Other Current and Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2014
Other Current and Non-current Assets
Schedule of other current assets	Other current assets consisted of the following (in thousands):
	As of June 30, 2014	As of December 31, 2013
Claims receivable	$9,849	$2,815
Other assets	4,822	3,369
Total	$14,671	$6,184

Schedule of other non-current assets

Other non-current assets consisted of the following (in thousands):

	As of June 30, 2014	As of December 31, 2013
Fair value of swaps	$1,098	$2,472
Receivable from ZIM	25,765	25,765
Other assets	737	883
Total	$27,600	$29,120